STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Cash Flows from Operating Activities:
Net Income	$ 3,904,385	$ 1,307,126	$ (417,407)	$ 2,675,037
Adjustment to reconcile net income to cash flows from operating activities:
Amortization of intangible asset	7,807	0	0	11,696
Changes in Operating Assets and Liabilities:
Trade Receivables	0		0	(2,489,993)
Trade receivables, related party	0	(478,679)	0	0
Trade receivables, third party	(4,031,797)	(549,365)	0	0
Note receivable	(609,770)	0	0	0
Other receivables	766,002	(275,629)	0	(258,282)
Prepayments	(2,750,419)	(206,845)	0	(41,141)
Amount due to related parties	252,000	(1,560,020)	254,515	0
Intangible asset	0	(76,980)	0	(58,480)
Accounts payables	218,232	0	0	0
Accrued expenses	56,445	187,839	32,000	220,658
Right of use assets	411,515	(2,824,106)	0	(2,684,330)
Lease liabilities	(422,999)	2,878,801	0	2,902,151
Other payables	(610,232)	555,248	0	48,524
Trade payable	0	0	0	7,802
Tax payables	0	0	0	828,695
Net Cash Used in Operating Activities:	(2,808,831)	(1,042,610)	(130,892)	1,162,337
Cash flow from investing activity:
Office equipment	(138,124)	0	0	0
Net cash provided by investing activity:	(138,124)	0
Cash flow from financing activities:
Proceeds from issuance of common stock	0	0	222,020	835,500
Share issued for cash	0	835,500	0	0
Share to be issued	0	0	5,000,000	0
Note receivable	0	0	0	(2,957,622)
Related party loan	0	0	1,500,000	(1,560,020)
Net cash provided by financing activities:	0	835,500	6,722,020	(3,682,142)
Effect of exchange rate changes on cash	(298,623)	403,517	0	569,280
Change in Cash and Cash Equivalents:	(3,245,578)	196,407	6,591,128	(1,950,525)
Cash and Cash Equivalents, Beginning of Period	4,640,603	6,591,128	0	6,591,128
Cash and Cash Equivalents, End of Period	1,395,025	6,787,535	6,591,128	4,640,603
Supplemental Cash Flow Information:
Cash paid for interest	0	0	0	0
Cash paid for taxes	$ 1,078,125	$ 0	$ 0	$ 1,162,556